iShares
®
iShares, Inc.
iShares Trust
Supplement dated May 3, 2021
(the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed below (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.
Change in each Fund’s “Principal Investment Strategies”
The following paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for each of the Funds listed in Appendix A, except for the iShares ESG Advanced MSCI EAFE ETF, iShares ESG Aware MSCI EAFE ETF, iShares ESG Advanced MSCI EM ETF, iShares ESG MSCI EM Leaders ETF and iShares ESG Aware MSCI EM ETF, shall be deleted in its entirety and replaced with the following:
The Fund generally will invest at least 80% of its assets in the component securities of its underlying index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (
i.e
., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change in each Fund’s “Summary of Principal Risks”
The “Tracking Error Risk” paragraph of the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.

Change in each Fund’s “Further Discussion of Principal Risks”
The paragraph entitled “Tracking Error Risk” in the section of the Prospectus entitled “Further Discussion of Principal Risks” for each of the Funds shall be amended to add the following:
Tracking error may occur due to differences between the methodologies used in calculating the index value and determining the Fund’s NAV.
Change in each Fund’s “Shareholder Information”
The paragraphs entitled “Determination of Net Asset Value” of the section of the Prospectus entitled “Shareholder Information” for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value.
The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
Equity securities and other equity instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported official closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Shares of underlying open-end funds (including money market funds) are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs are valued at their most recent closing price.
Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BlackRock to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with policies and procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets held by, or liabilities of
,
the Fund.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.

Change in each Fund’s “Determination of Net Asset Value”
The section entitled “Determination of Net Asset Value” of the SAI for each of the Funds shall be deleted in its entirety and replaced with the following:
Determination of Net Asset Value
Valuation of Shares.
The NAV for each Fund is generally calculated as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) NYSE (currently 4:00 p.m. Eastern Time) on each business day the NYSE is open. Valuation of assets held by a Fund is as follows:
Equity Investments.
Equity securities traded on a recognized securities exchange (e.g., NYSE), on separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (each an “Exchange”) are valued using information obtained via independent pricing services, generally at the closing price or if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued. However, under certain circumstances, other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by a Fund on a day on which a Fund values such security, the prior day’s price will be used, unless BlackRock determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a Fair Valued Asset (as defined below).
Fixed-Income Investments.
Fixed-income securities for which market quotations are readily available are generally valued using such securities’ current market value. A Fund values fixed-income portfolio securities using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with the policies and procedures approved by the Funds’ Board (the “Valuation Procedures”). The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless such method does not represent fair value. Certain fixed-income investments, including asset-backed and mortgage related securities, may be valued based on valuation models that consider the estimated cash flows of each tranche of the issuer, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Options, Futures, Swaps and Other Derivatives.
Exchange-traded equity options for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for an exchange traded equity option held by a Fund on a day on which the Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which a Fund values such option, the prior day’s price will be used, unless BlackRock determines that such prior day’s price no longer reflects the fair value of the option, in which case such option will be treated as a fair value asset. OTC derivatives may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the Valuation Procedures.
Underlying Funds.
Shares of underlying open-end funds (including money market funds) are valued at NAV. Shares of underlying exchange-traded closed-end funds or other ETFs will be valued at their most recent closing price.
General Valuation Information
Prices obtained from independent third-party pricing services, broker-dealers or market makers to value each Fund’s securities and other assets and liabilities are based on information available at the time the Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for assets that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
All cash, receivables and current payables are carried on a Fund’s books at their fair value.
In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by the Fund’s Board as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by a Fund (including restricted securities) are valued at fair value as determined in good faith by the Board or BlackRock’s Valuation Committee (the “Valuation Committee”) (its delegate) pursuant to the Valuation Procedures. Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.
Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used in its Underlying Index, which, in turn, could result in a difference between a Fund’s performance and the performance of its Underlying Index.
Fair Value.
When market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BlackRock in accordance with the Valuation Procedures. BlackRock may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its complete lack of trading, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing a Fund’s assets or liabilities, is likely to cause a material change to the last exchange closing price or closing market price of one or more assets  held by
, or liabilities of
,
 the Fund. On any day the NYSE is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BlackRock is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset. For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
BlackRock, with input from portfolio management, will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to the Valuation Committee. The Valuation Committee may accept, modify or reject any recommendations. In addition, the Funds’ accounting agent periodically endeavors to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers, and, with the assistance of BlackRock, to regularly evaluate the values assigned to the securities and other assets and liabilities of the Funds. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.
When determining the price for a Fair Value Asset, the Valuation Committee will seek to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction on the date on which the asset or liability is being valued, and does not seek to determine the price a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that the Valuation Committee deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third-party valuation models.
Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an investment, one or more fair value methodologies may be used (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment or, alternatively, using proprietary or third-party models that may rely upon one or more unobservable inputs. Prices of actual, executed or historical transactions in the relevant investment (or comparable instruments) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar instruments, may also be used as a basis for establishing the fair value of an investment.
The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.
Each Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.
Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect a Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities, to the extent such rules become more stringent, would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to a Fund’s inability to obtain a third-party determination of fair market value. The SEC recently adopted new Rule 2a-5 under the 1940 Act, which will establish an updated regulatory framework for registered investment company valuation practices and may impact the Fund’s valuation policies. The Fund will not be required to comply with the new rule until September 8, 2022.

Appendix A
iShares Funds
Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised
August
17, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised January 28, 2021):
iShares Currency Hedged JPX-Nikkei
400
ETF
Supplement
to the Summary
Prospectus
and Prospectus both
dated
as of July 31,
2020
(as revised August 17, 2020), and to the Statemen
t of Additional Information dated as of July 31, 2020 (as revised April 19, 2021):
iShares Asia 50 ETF
iShares Global 100 ETF
iShares Global Comm Services ETF
iShares Global Consumer Discretionary ETF
iShares Global Healthcare ETF
iShares Global Materials ETF
iShares Global Tech ETF
iShares Global Timber & Forestry ETF
iShares India 50 ETF
iShares Latin America 40 ETF
Supplement to the Summary Prospectus and
Prospectus
both
dated
as of July 31, 2020 (as revised
October
 30, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised April 19, 2021):
iShares Emerging Markets Infrastructure ETF
Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised December 17, 2020), and to the Statement of Additional Information
dated
as of July 31, 2020 (as revised April 19, 2021):
iShares International Dividend Growth ETF

Supplement to the Summary Prospectus and Prospectus both dated as of July 31, 2020 (as revised August 17, 2020), and to the Statement of Additional Information dated as of July 31, 2020 (as revised May 3, 2021):
iShares Europe ETF
iShares Global Consumer Staples ETF
iShares Global Energy ETF
iShares Global Financials ETF
iShares Global Industrials ETF
iShares Global Infrastructure ETF
iShares International Developed Property ETF
iShares International Preferred
Stock
ETF
iShares JPX-Nikkei 400 ETF
iShares North American Natural Resources ETF
Supplement to the
Summary
Prospectus,
Prospectus
and Statement of Additional Information all dated as of July 31, 2020 (as revised April 19, 2021):
iShares Global Clean Energy ETF
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information all dated as of July 31, 2020 (as revised May 3, 2021):
iShares Global Utilities ETF
Supplement to the Summary Prospectus, Prospectus and the Statement of Additional Information all dated as of September 1, 2020 (as revised September 30, 2020):
iShares Asia/Pacific Dividend ETF
Supplement to the Summary Prospectus and Prospectus both dated as of September 1, 2020 (as revised November 23, 2020), and to the Statement of Additional Information dated as of September 1, 2020 (as revised January 14, 2021):
iShares Emerging Markets Dividend ETF
Supplement to the Summary Prospectus and Prospectus both dated as of September 1, 2020, and to the Statement of Additional Information dated as of September 1,
2020
(as revised January 14, 2021):
iShares Global REIT ETF

Supplement to the Summary Prospectus dated as of September 1, 2020 and Prospectus dated as of September 1, 2020 (as revised December 7, 2020), and to the Statement of Additional Information dated as of September 1, 2020 (as revised January 14, 2021):
iShares International Select Dividend ETF
Supplement to the Summary Prospectus and Prospectus both dated as of September 1, 2020, and to the Statement of Additional Information dated as of September 1, 2020 (as April 19, 2021):
iShares International Developed
Real
Estate ETF
Supplement to the Summary Prospectus dated as of September 30, 2020, and to the Prospectus dated as of September 22, 2020, and to the Statement of Additional Information dated as of September 22,
2020
(as revised January 14, 2021):
iShares Virtual Work and Life Multisector ETF
Supplement to the Summary Prospectus, Prospectus and the Statement of Additional Information all dated as of December 1, 2020:
iShares Core MSCI Europe
ETF
iShares Core MSCI Pacific ETF
iShares MSCI Kokusai ETF
Supplement to the Summary Prospectus and
Prospectus
both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised December 17, 2020):
iShares China
Large-Cap
ETF
iShares MSCI EAFE ETF
iShares MSCI EAFE Growth ETF
iShares MSCI EAFE Min Vol Factor ETF
iShares MSCI EAFE
Small
-Cap
ETF
iShares MSCI EAFE Value ETF
iShares MSCI Europe Financials ETF
iShares MSCI Europe
Small
-Cap
ETF
iShares MSCI Intl Momentum Factor ETF
iShares MSCI Intl
Multifactor
ETF
iShares MSCI Intl Quality Factor ETF
iShares MSCI Intl Size Factor ETF
iShares MSCI Intl
Small-Cap
Multifactor
ETF

iShares MSCI Intl Value Factor ETF
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 14, 2021):
iShares Core MSCI EAFE ETF
iShares Core MSCI International Developed Markets ETF
iShares Core MSCI Total International Stock ETF
iShares Cybersecurity and Tech ETF
iShares Exponential Technologies ETF
iShares Genomics Immunology and Healthcare ETF
iShares MSCI ACWI ETF
iShares MSCI ACWI
ex
U.S. ETF
iShares MSCI ACWI Low Carbon Target ETF
iShares MSCI All Country
Asia
ex Japan ETF
iShares MSCI China A ETF
iShares MSCI Global Multifactor
ETF
iShares Robotics and Artificial Intelligence
Multisector
ETF
iShares Self-Driving EV and Tech ETF
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2020, and to the Statement of Additional Information dated as of December 1, 2020 (as revised January 28, 2021):
iShares Adaptive Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE
Small-Cap
ETF
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised May 3, 2021):
iShares ESG Advanced MSCI EAFE ETF
iShares ESG Aware MSCI EAFE ETF
iShares MSCI Denmark ETF
iShares MSCI Finland ETF
iShares MSCI Germany Small-Cap ETF
iShares MSCI Indonesia ETF
iShares MSCI Ireland ETF
iShares MSCI Japan Equal Weighted ETF

iShares MSCI Japan Value ETF
iShares MSCI New Zealand ETF
iShares MSCI Norway ETF
iShares MSCI Poland ETF
iShares MSCI United Kingdom ETF
iShares MSCI United
Kingdom
Small-Cap ETF
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information all dated as of December 30, 2020 (as revised April 9, 2021:
iShares MSCI Australia
ETF
iShares MSCI Austria ETF
iShares MSCI Belgium ETF
iShares MSCI Canada ETF
iShares MSCI Eurozone ETF
iShares MSCI France ETF
iShares MSCI Germany ETF
iShares MSCI Israel ETF
iShares MSCI Italy ETF
iShares MSCI Japan ETF
iShares MSCI Japan
Small-Cap
ETF
iShares MSCI Mexico ETF
iShares MSCI Netherlands ETF
iShares MSCI Pacific ex Japan ETF
iShares MSCI Russia ETF
iShares MSCI Singapore ETF
iShares MSCI South Africa ETF
iShares MSCI Spain ETF
iShares MSCI Sweden ETF
iShares MSCI Switzerland ETF
iShares MSCI Thailand ETF
iShares MSCI Turkey ETF
iShares MSCI World ETF
Supplement to the Summary Prospectus dated as of December 30, 2020, and Prosp ectus dated as of December 30, 2020 (as revised January 7, 2021), and to the Statement of
Additional
Information dated as of December 30, 2020 (as revised May 3, 2021):
iShares MSCI Philippines ETF
Supplement to the Summary Prospectus dated as of December 30, 2020, and Prospectus dated as of December 30, 2020 (as revised

January 7, 2021), and to the Statement of Additional
Information
dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI
Hong
Kong ETF
Supplement to the Summary Prospectus and Prospectus
both
dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised
January
14, 2021):
iShares
ESG
Advanced
MSCI EM ETF
iShares ESG MSCI EM Leaders ETF
iShares MSCI Argentina and Global Exposure ETF
iShares MSCI Brazil
Small-Cap
ETF
iShares MSCI China ETF
iShares MSCI China
Small-Cap
ETF
iShares MSCI
Emerging
Markets ex China ETF
iShares MSCI Global Impact ETF
iShares MSCI India ETF
iShares MSCI India
Small-Cap
ETF
iShares MSCI Kuwait ETF
iShares MSCI Peru ETF
iShares MSCI Qatar ETF
iShares MSCI Saudi Arabia ETF
iShares MSCI UAE ETF
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised January 28, 2021):
iShares Currency Hedged MSCI Canada ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Germany ETF
iShares Currency Hedged MSCI Japan ETF
iShares Currency Hedged MSCI Mexico ETF
iShares Currency
Hedged
MSCI United Kingdom ETF
Supplement to the Summary Prospectus and Prospectus both dated as of December 30, 2020, and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares Core MSCI
Emerging
Markets ETF

iShares ESG Aware MSCI EM ETF
iShares MSCI Brazil ETF
iShares MSCI BRIC ETF
iShares MSCI Chile ETF
iShares MSCI Colombia ETF
iShares MSCI Emerging Markets Asia ETF
iShares MSCI Emerging Markets ETF
iShares MSCI Emerging Markets Min Vol Factor ETF
iShares MSCI Emerging Markets Multifactor ETF
iShares MSCI Emerging Markets
Small-Cap
ETF
iShares MSCI Global Agriculture Producers ETF
iShares MSCI Global Energy Producers ETF
iShares MSCI Global Gold Miners ETF
iShares MSCI Global Metals & Mining Producers ETF
iShares MSCI Global Min Vol Factor ETF
iShares MSCI Global Silver and Metals Miners ETF
iShares MSCI Malaysia ETF
iShares MSCI South Korea ETF
iShares MSCI Taiwan ETF
Supplement to the Summary Prospectus and Prospectus both dat ed as of Decem
ber 30, 2020 (as revised March 1, 2021), and to the Statement of Additional Information dated as of December 30, 2020 (as revised April 9, 2021):
iShares MSCI Frontier and Select EM ETF
Supplement to the Summary Prospectus dated March 24, 2021, and to the Prospectus and the Statement of Additional Information both dated as of March 16, 2021:
iShares International Developed Small Cap Value Factor ETF
If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-MSFV-0521

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